Blue Owl Alternative Credit Fund
Schedule of Investment
As of March 31, 2025
(Unaudited)

		Interest
Company	Investment	Ref. Rate	Cash	PIK	Maturity Date	Par / Units	Amortized Cost	Fair Value	Percentage of Net Assets
Short Term Investment
Invesco Treasury Portfolio Money Market Fund			4.25%			$100,000	$100,000	$100,000	99.81%
Total Short Term Investment							$100,000	$100,000	99.81%
Total Investment							$100,000	$100,000	99.81%